Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000111283
Shareholder Report [Line Items]
Fund Name	EMERALD FINANCE & BANKING INNOVATION FUND
Class Name	CLASS A
Trading Symbol	HSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - A for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - A	$105	1.62%

Expenses Paid, Amount	$ 0.0162
Expense Ratio, Percent	10500.00%
Line Graph [Table Text Block]
	Class A - NAV - $14,007	Class A - Load - $13,343	Russell 2000® Index TR - $24,471	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343	Russell 2000® Financial Services Index TR - $21,667
10/31/25	$14,007	$13,343	$24,471	$12,071	$37,343	$21,667
10/31/24	$12,425	$11,836	$21,388	$11,370	$30,910	$20,626
10/31/23	$8,312	$7,918	$15,953	$10,286	$22,422	$14,180
10/31/22	$10,687	$10,180	$17,447	$10,249	$20,688	$17,226
10/31/21	$25,220	$24,025	$21,418	$12,155	$24,782	$19,129
10/31/20	$11,128	$10,600	$14,203	$12,214	$17,222	$11,945
10/31/19	$13,119	$12,497	$14,222	$11,502	$15,635	$14,556
10/31/18	$13,416	$12,780	$13,557	$10,315	$13,776	$13,296
10/31/17	$14,023	$13,359	$13,311	$10,531	$12,924	$13,584
10/31/16	$10,006	$9,532	$10,411	$10,437	$10,424	$10,821
10/31/15	$10,000	$9,526	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	12.73%	4.71%	3.43%
Class A - Load	7.40%	3.70%	2.93%
Russell 2000® Index TR	14.41%	11.50%	9.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Financial Services Index TR	5.05%	12.65%	8.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 47,747,659
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 249,583
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,747,659 # of Portfolio Holdings62 Portfolio Turnover Rate46% Advisory Fees Paid$249,583
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financial Services	83.89%
Technology	9.85%
Consumer, Non-cyclical	2.33%
Communications	1.47%
Materials & Processing	0.95%
Cash, Cash Equivalents, & Other Net Assets	1.51%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Coastal Financial Corp.	4.87%
Esquire Financial Holdings, Inc.	4.51%
Customers Bancorp, Inc.	4.37%
Axos Financial, Inc.	4.36%
Bancorp, Inc.	4.34%
Metropolitan Bank Holding Corp.	4.31%
Robinhood Markets, Inc.	4.26%
Northeast Bancorp	4.13%
LendingClub Corp.	3.96%
Wintrust Financial Corp	3.55%
Total % of Top 10 Holdings	42.66%

C000111284
Shareholder Report [Line Items]
Fund Name	EMERALD FINANCE & BANKING INNOVATION FUND
Class Name	CLASS C
Trading Symbol	HSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - C for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - C	$143	2.21%

Expenses Paid, Amount	$ 0.0221
Expense Ratio, Percent	14300.00%
Line Graph [Table Text Block]
	Class C - NAV - $13,130	Class C - Load - $13,130	Russell 2000® Index TR - $24,471	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343	Russell 2000® Financial Services Index TR - $21,667
10/31/25	$13,130	$13,130	$24,471	$12,071	$37,343	$21,667
10/31/24	$11,719	$11,719	$21,388	$11,370	$30,910	$20,626
10/31/23	$7,890	$7,890	$15,953	$10,286	$22,422	$14,180
10/31/22	$10,212	$10,212	$17,447	$10,249	$20,688	$17,226
10/31/21	$24,259	$24,259	$21,418	$12,155	$24,782	$19,129
10/31/20	$10,774	$10,774	$14,203	$12,214	$17,222	$11,945
10/31/19	$12,780	$12,780	$14,222	$11,502	$15,635	$14,556
10/31/18	$13,158	$13,158	$13,557	$10,315	$13,776	$13,296
10/31/17	$13,846	$13,846	$13,311	$10,531	$12,924	$13,584
10/31/16	$9,942	$9,942	$10,411	$10,437	$10,424	$10,821
10/31/15	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	12.05%	4.03%	2.76%
Class C - Load	11.05%	4.03%	2.76%
Russell 2000® Index TR	14.41%	11.50%	9.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Financial Services Index TR	5.05%	12.65%	8.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 47,747,659
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 249,583
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,747,659 # of Portfolio Holdings62 Portfolio Turnover Rate46% Advisory Fees Paid$249,583
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financial Services	83.89%
Technology	9.85%
Consumer, Non-cyclical	2.33%
Communications	1.47%
Materials & Processing	0.95%
Cash, Cash Equivalents, & Other Net Assets	1.51%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Coastal Financial Corp.	4.87%
Esquire Financial Holdings, Inc.	4.51%
Customers Bancorp, Inc.	4.37%
Axos Financial, Inc.	4.36%
Bancorp, Inc.	4.34%
Metropolitan Bank Holding Corp.	4.31%
Robinhood Markets, Inc.	4.26%
Northeast Bancorp	4.13%
LendingClub Corp.	3.96%
Wintrust Financial Corp	3.55%
Total % of Top 10 Holdings	42.66%

C000111285
Shareholder Report [Line Items]
Fund Name	EMERALD FINANCE & BANKING INNOVATION FUND
Class Name	INSTITUTIONAL
Trading Symbol	HSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Institutional for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Institutional	$71	1.10%

Expenses Paid, Amount	$ 0.0110
Expense Ratio, Percent	7100.00%
Line Graph [Table Text Block]
	Institutional - $14,502	Russell 2000® Index TR - $24,471	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343	Russell 2000® Financial Services Index TR - $21,667
10/31/25	$14,502	$24,471	$12,071	$37,343	$21,667
10/31/24	$12,818	$21,388	$11,370	$30,910	$20,626
10/31/23	$8,545	$15,953	$10,286	$22,422	$14,180
10/31/22	$10,947	$17,447	$10,249	$20,688	$17,226
10/31/21	$25,745	$21,418	$12,155	$24,782	$19,129
10/31/20	$11,319	$14,203	$12,214	$17,222	$11,945
10/31/19	$13,294	$14,222	$11,502	$15,635	$14,556
10/31/18	$13,548	$13,557	$10,315	$13,776	$13,296
10/31/17	$14,114	$13,311	$10,531	$12,924	$13,584
10/31/16	$10,037	$10,411	$10,437	$10,424	$10,821
10/31/15	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	13.14%	5.08%	3.79%
Russell 2000® Index TR	14.41%	11.50%	9.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Financial Services Index TR	5.05%	12.65%	8.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 47,747,659
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 249,583
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,747,659 # of Portfolio Holdings62 Portfolio Turnover Rate46% Advisory Fees Paid$249,583
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financial Services	83.89%
Technology	9.85%
Consumer, Non-cyclical	2.33%
Communications	1.47%
Materials & Processing	0.95%
Cash, Cash Equivalents, & Other Net Assets	1.51%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Coastal Financial Corp.	4.87%
Esquire Financial Holdings, Inc.	4.51%
Customers Bancorp, Inc.	4.37%
Axos Financial, Inc.	4.36%
Bancorp, Inc.	4.34%
Metropolitan Bank Holding Corp.	4.31%
Robinhood Markets, Inc.	4.26%
Northeast Bancorp	4.13%
LendingClub Corp.	3.96%
Wintrust Financial Corp	3.55%
Total % of Top 10 Holdings	42.66%

C000111286
Shareholder Report [Line Items]
Fund Name	EMERALD FINANCE & BANKING INNOVATION FUND
Class Name	INVESTOR
Trading Symbol	FFBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Investor for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Investor	$116	1.79%

Expenses Paid, Amount	$ 0.0179
Expense Ratio, Percent	11600.00%
Line Graph [Table Text Block]
	Investor - $13,966	Russell 2000® Index TR - $24,471	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343	Russell 2000® Financial Services Index TR - $21,667
10/31/25	$13,966	$24,471	$12,071	$37,343	$21,667
10/31/24	$12,406	$21,388	$11,370	$30,910	$20,626
10/31/23	$8,304	$15,953	$10,286	$22,422	$14,180
10/31/22	$10,680	$17,447	$10,249	$20,688	$17,226
10/31/21	$25,212	$21,418	$12,155	$24,782	$19,129
10/31/20	$11,128	$14,203	$12,214	$17,222	$11,945
10/31/19	$13,123	$14,222	$11,502	$15,635	$14,556
10/31/18	$13,424	$13,557	$10,315	$13,776	$13,296
10/31/17	$14,023	$13,311	$10,531	$12,924	$13,584
10/31/16	$10,000	$10,411	$10,437	$10,424	$10,821
10/31/15	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	12.58%	4.65%	3.40%
Russell 2000® Index TR	14.41%	11.50%	9.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Financial Services Index TR	5.05%	12.65%	8.04%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 47,747,659
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 249,583
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$47,747,659 # of Portfolio Holdings62 Portfolio Turnover Rate46% Advisory Fees Paid$249,583
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financial Services	83.89%
Technology	9.85%
Consumer, Non-cyclical	2.33%
Communications	1.47%
Materials & Processing	0.95%
Cash, Cash Equivalents, & Other Net Assets	1.51%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Coastal Financial Corp.	4.87%
Esquire Financial Holdings, Inc.	4.51%
Customers Bancorp, Inc.	4.37%
Axos Financial, Inc.	4.36%
Bancorp, Inc.	4.34%
Metropolitan Bank Holding Corp.	4.31%
Robinhood Markets, Inc.	4.26%
Northeast Bancorp	4.13%
LendingClub Corp.	3.96%
Wintrust Financial Corp	3.55%
Total % of Top 10 Holdings	42.66%

C000111287
Shareholder Report [Line Items]
Fund Name	EMERALD GROWTH FUND
Class Name	CLASS A
Trading Symbol	HSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - A for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - A	$82	0.81%

Expenses Paid, Amount	$ 0.0081
Expense Ratio, Percent	8200.00%
Line Graph [Table Text Block]
	Class A - NAV - $31,201	Class A - Load - $29,723	Russell 2000® Growth Index TR - $25,121	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343
10/31/25	$31,201	$29,723	$25,121	$12,071	$37,343
10/31/24	$22,890	$21,806	$21,144	$11,370	$30,910
10/31/23	$16,255	$15,485	$15,492	$10,286	$22,422
10/31/22	$17,668	$16,831	$16,771	$10,249	$20,688
10/31/21	$23,503	$22,389	$22,670	$12,155	$24,782
10/31/20	$17,341	$16,519	$16,374	$12,214	$17,222
10/31/19	$14,473	$13,788	$14,443	$11,502	$15,635
10/31/18	$13,529	$12,888	$13,574	$10,315	$13,776
10/31/17	$12,972	$12,358	$13,036	$10,531	$12,924
10/31/16	$9,644	$9,187	$9,951	$10,437	$10,424
10/31/15	$10,000	$9,526	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	36.31%	12.47%	12.05%
Class A - Load	29.83%	11.37%	11.51%
Russell 2000® Growth Index TR	18.81%	8.94%	9.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 1,155,212,568
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,861,367
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,155,212,568 # of Portfolio Holdings123 Portfolio Turnover Rate31% Advisory Fees Paid$2,861,367
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	23.93%
Industrials	23.24%
Health Care	20.37%
Financial Services	11.78%
Consumer Discretionary	7.07%
Consumer Staples	3.57%
Consumer, Non-cyclical	2.35%
Energy	2.31%
Telecommunications	2.04%
Producer Durables	1.04%
Communications	0.61%
Consumer, Cyclical	0.59%
Cash, Cash Equivalents, & Other Net Assets	1.10%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.68%
Credo Technology Group Holding, Ltd.	3.09%
AeroVironment, Inc.	2.73%
Bloom Energy Corp.	2.47%
Guardant Health, Inc.	2.47%
Kratos Defense & Security Solutions, Inc.	2.46%
TTM Technologies, Inc.	2.16%
Rambus, Inc.	2.15%
Lumentum Holdings, Inc.	2.04%
Modine Manufacturing Co.	1.90%
Total % of Top 10 Holdings	27.15%

C000111288
Shareholder Report [Line Items]
Fund Name	EMERALD GROWTH FUND
Class Name	CLASS C
Trading Symbol	HSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - C for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - C	$155	1.52%

Expenses Paid, Amount	$ 0.0152
Expense Ratio, Percent	15500.00%
Line Graph [Table Text Block]
	Class C - NAV - $29,217	Class C - Load - $29,217	Russell 2000® Growth Index TR - $25,121	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343
10/31/25	$29,217	$29,217	$25,121	$12,071	$37,343
10/31/24	$21,576	$21,576	$21,144	$11,370	$30,910
10/31/23	$15,434	$15,434	$15,492	$10,286	$22,422
10/31/22	$16,886	$16,886	$16,771	$10,249	$20,688
10/31/21	$22,604	$22,604	$22,670	$12,155	$24,782
10/31/20	$16,788	$16,788	$16,374	$12,214	$17,222
10/31/19	$14,098	$14,098	$14,443	$11,502	$15,635
10/31/18	$13,265	$13,265	$13,574	$10,315	$13,776
10/31/17	$12,804	$12,804	$13,036	$10,531	$12,924
10/31/16	$9,583	$9,583	$9,951	$10,437	$10,424
10/31/15	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	35.41%	11.72%	11.32%
Class C - Load	34.41%	11.72%	11.32%
Russell 2000® Growth Index TR	18.81%	8.94%	9.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 1,155,212,568
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,861,367
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,155,212,568 # of Portfolio Holdings123 Portfolio Turnover Rate31% Advisory Fees Paid$2,861,367
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	23.93%
Industrials	23.24%
Health Care	20.37%
Financial Services	11.78%
Consumer Discretionary	7.07%
Consumer Staples	3.57%
Consumer, Non-cyclical	2.35%
Energy	2.31%
Telecommunications	2.04%
Producer Durables	1.04%
Communications	0.61%
Consumer, Cyclical	0.59%
Cash, Cash Equivalents, & Other Net Assets	1.10%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.68%
Credo Technology Group Holding, Ltd.	3.09%
AeroVironment, Inc.	2.73%
Bloom Energy Corp.	2.47%
Guardant Health, Inc.	2.47%
Kratos Defense & Security Solutions, Inc.	2.46%
TTM Technologies, Inc.	2.16%
Rambus, Inc.	2.15%
Lumentum Holdings, Inc.	2.04%
Modine Manufacturing Co.	1.90%
Total % of Top 10 Holdings	27.15%

C000111289
Shareholder Report [Line Items]
Fund Name	EMERALD GROWTH FUND
Class Name	INSTITUTIONAL
Trading Symbol	FGROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - Institutional for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Institutional	$76	0.75%

Expenses Paid, Amount	$ 0.0075
Expense Ratio, Percent	7600.00%
Line Graph [Table Text Block]
	Institutional - $32,145	Russell 2000® Growth Index TR - $25,121	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343
10/31/25	$32,145	$25,121	$12,071	$37,343
10/31/24	$23,543	$21,144	$11,370	$30,910
10/31/23	$16,673	$15,492	$10,286	$22,422
10/31/22	$18,067	$16,771	$10,249	$20,688
10/31/21	$23,961	$22,670	$12,155	$24,782
10/31/20	$17,621	$16,374	$12,214	$17,222
10/31/19	$14,664	$14,443	$11,502	$15,635
10/31/18	$13,660	$13,574	$10,315	$13,776
10/31/17	$13,058	$13,036	$10,531	$12,924
10/31/16	$9,678	$9,951	$10,437	$10,424
10/31/15	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	36.54%	12.78%	12.39%
Russell 2000® Growth Index TR	18.81%	8.94%	9.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 1,155,212,568
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,861,367
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,155,212,568 # of Portfolio Holdings123 Portfolio Turnover Rate31% Advisory Fees Paid$2,861,367
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	23.93%
Industrials	23.24%
Health Care	20.37%
Financial Services	11.78%
Consumer Discretionary	7.07%
Consumer Staples	3.57%
Consumer, Non-cyclical	2.35%
Energy	2.31%
Telecommunications	2.04%
Producer Durables	1.04%
Communications	0.61%
Consumer, Cyclical	0.59%
Cash, Cash Equivalents, & Other Net Assets	1.10%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.68%
Credo Technology Group Holding, Ltd.	3.09%
AeroVironment, Inc.	2.73%
Bloom Energy Corp.	2.47%
Guardant Health, Inc.	2.47%
Kratos Defense & Security Solutions, Inc.	2.46%
TTM Technologies, Inc.	2.16%
Rambus, Inc.	2.15%
Lumentum Holdings, Inc.	2.04%
Modine Manufacturing Co.	1.90%
Total % of Top 10 Holdings	27.15%

C000111290
Shareholder Report [Line Items]
Fund Name	EMERALD GROWTH FUND
Class Name	INVESTOR
Trading Symbol	FFGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - Investor for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number	(855) 828-9909
Additional Information Website	https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COSTS FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Investor	$112	1.10%

Expenses Paid, Amount	$ 0.0110
Expense Ratio, Percent	11200.00%
Line Graph [Table Text Block]
	Investor - $31,003	Russell 2000® Growth Index TR - $25,121	Bloomberg U.S. Aggregate Bond Index - $12,071	Russell 3000® Index - $37,343
10/31/25	$31,003	$25,121	$12,071	$37,343
10/31/24	$22,797	$21,144	$11,370	$30,910
10/31/23	$16,195	$15,492	$10,286	$22,422
10/31/22	$17,616	$16,771	$10,249	$20,688
10/31/21	$23,441	$22,670	$12,155	$24,782
10/31/20	$17,302	$16,374	$12,214	$17,222
10/31/19	$14,443	$14,443	$11,502	$15,635
10/31/18	$13,507	$13,574	$10,315	$13,776
10/31/17	$12,954	$13,036	$10,531	$12,924
10/31/16	$9,638	$9,951	$10,437	$10,424
10/31/15	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	36.00%	12.37%	11.98%
Russell 2000® Growth Index TR	18.81%	8.94%	9.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 1,155,212,568
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 2,861,367
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,155,212,568 # of Portfolio Holdings123 Portfolio Turnover Rate31% Advisory Fees Paid$2,861,367
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	23.93%
Industrials	23.24%
Health Care	20.37%
Financial Services	11.78%
Consumer Discretionary	7.07%
Consumer Staples	3.57%
Consumer, Non-cyclical	2.35%
Energy	2.31%
Telecommunications	2.04%
Producer Durables	1.04%
Communications	0.61%
Consumer, Cyclical	0.59%
Cash, Cash Equivalents, & Other Net Assets	1.10%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.68%
Credo Technology Group Holding, Ltd.	3.09%
AeroVironment, Inc.	2.73%
Bloom Energy Corp.	2.47%
Guardant Health, Inc.	2.47%
Kratos Defense & Security Solutions, Inc.	2.46%
TTM Technologies, Inc.	2.16%
Rambus, Inc.	2.15%
Lumentum Holdings, Inc.	2.04%
Modine Manufacturing Co.	1.90%
Total % of Top 10 Holdings	27.15%

C000109813
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Growth and Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	SIGIX
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Institutional Class	$49	0.87%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Growth and Income Fund’s Institutional Class returned 18.60%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Emerging market (EM) stocks surged during this period – as did most stock markets around the world. EM equities’ strong gains were driven by rising corporate profits, technology stocks, and Chinese companies. In absolute terms, the Fund performed well; it underperformed its benchmarks in part because its exposure was not as concentrated in technology holdings. The Fund’s contributions were far more balanced than those of the indices, with gains driven by financial and consumer stocks. Dividends are rising among the Fund’s holdings on pace with, if not eclipsing, the growth in underlying earnings. This trend is reflective of a broader shift towards improved capital management at EM companies.

(1)    Broad-based securities market index

(2)    Additional index

Line Graph [Table Text Block]
	Seafarer Overseas Growth and Income Fund - Institutional Class $48,270	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $53,922	Morningstar EM Net Return USD Index $54,004
10/15	$25,000	$25,000	$25,000
01/16	$23,018	$22,071	$22,051
04/16	$26,274	$25,033	$25,058
07/16	$27,354	$26,436	$26,413
10/16	$27,586	$27,284	$27,296
01/17	$27,044	$27,672	$27,519
04/17	$29,261	$29,922	$29,733
07/17	$30,638	$32,566	$32,236
10/17	$31,250	$34,144	$33,920
01/18	$34,274	$38,298	$38,179
04/18	$31,626	$36,067	$35,853
07/18	$30,488	$34,233	$33,717
10/18	$26,844	$30,201	$29,945
01/19	$29,393	$33,124	$33,196
04/19	$30,307	$34,240	$34,188
07/19	$30,209	$33,465	$33,325
10/19	$31,588	$33,870	$33,854
01/20	$31,427	$34,969	$34,553
04/20	$27,780	$30,592	$29,920
07/20	$32,249	$36,726	$35,405
10/20	$33,409	$37,675	$36,330
01/21	$41,067	$45,291	$43,982
04/21	$42,304	$46,308	$45,313
07/21	$42,599	$45,260	$43,604
10/21	$40,761	$45,502	$43,449
01/22	$38,866	$43,559	$41,819
04/22	$36,209	$39,006	$38,195
07/22	$35,493	$37,075	$35,608
10/22	$32,598	$32,326	$31,185
01/23	$37,211	$38,400	$37,393
04/23	$36,196	$36,898	$35,912
07/23	$39,419	$39,602	$39,037
10/23	$34,956	$35,325	$34,649
01/24	$38,104	$37,350	$37,451
04/24	$38,419	$40,224	$40,109
07/24	$39,545	$41,561	$42,050
10/24	$39,545	$43,490	$43,301
01/25	$38,462	$42,254	$42,053
04/25	$40,701	$43,018	$42,808
07/25	$43,972	$48,069	$48,285
10/25	$48,270	$53,922	$54,004

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Institutional Class (Incep. February 15, 2012)	22.07%	7.64%	6.80%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	7.43%	7.99%
Morningstar EM Net Return USD Index	24.72%	8.25%	8.01%

Performance Inception Date	Feb. 15, 2012
AssetsNet	$ 3,168,871,071
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 11,476,484
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$3,168,871,071
# of Portfolio Holdings	55
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$11,476,484

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Communications	0.3%
Utilities	1.3%
Real Estate	2.2%
Energy	3.2%
Materials	4.7%
Industrials	8.4%
Health Care	8.9%
Consumer Staples	13.7%
Technology	16.3%
Consumer Discretionary	17.0%
Financials	22.6%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Other	4.9%
Emerging Europe	5.1%
Middle East & Africa	6.1%
Latin America	16.0%
East & South Asia	66.5%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	89.8%
ADR	8.8%
Cash and Other Assets, Less Liabilities	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Accton Technology Corp.	3.3%
Samsung Biologics Co., Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.8%
Richter Gedeon Nyrt	2.8%
Samsung SDI Co., Ltd.	2.6%
Singapore Exchange, Ltd.	2.6%
DBS Group Holdings, Ltd.	2.4%
UPL, Ltd.	2.4%
Total % of Top 10 Holdings	34.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.
C000109812
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Growth and Income Fund
Class Name	INVESTOR CLASS
Trading Symbol	SFGIX
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Investor Class	$54	0.96%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Growth and Income Fund’s Investor Class returned 18.55%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Emerging market (EM) stocks surged during this period – as did most stock markets around the world. EM equities’ strong gains were driven by rising corporate profits, technology stocks, and Chinese companies. In absolute terms, the Fund performed well; it underperformed its benchmarks in part because its exposure was not as concentrated in technology holdings. The Fund’s contributions were far more balanced than those of the indices, with gains driven by financial and consumer stocks. Dividends are rising among the Fund’s holdings on pace with, if not eclipsing, the growth in underlying earnings. This trend is reflective of a broader shift towards improved capital management at EM companies.

(1)    Broad-based securities market index

(2)    Additional index

Line Graph [Table Text Block]
	Seafarer Overseas Growth and Income Fund - Investor Class $19,103	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $21,569	Morningstar EM Net Return USD Index $21,602
10/15	$10,000	$10,000	$10,000
01/16	$9,211	$8,828	$8,820
04/16	$10,506	$10,013	$10,023
07/16	$10,928	$10,574	$10,565
10/16	$11,020	$10,914	$10,919
01/17	$10,797	$11,069	$11,008
04/17	$11,675	$11,969	$11,893
07/17	$12,224	$13,026	$12,894
10/17	$12,479	$13,658	$13,568
01/18	$13,672	$15,319	$15,272
04/18	$12,623	$14,427	$14,341
07/18	$12,155	$13,693	$13,487
10/18	$10,698	$12,080	$11,978
01/19	$11,707	$13,250	$13,278
04/19	$12,073	$13,696	$13,675
07/19	$12,031	$13,386	$13,330
10/19	$12,572	$13,548	$13,542
01/20	$12,512	$13,988	$13,821
04/20	$11,054	$12,237	$11,968
07/20	$12,828	$14,690	$14,162
10/20	$13,281	$15,070	$14,532
01/21	$16,336	$18,116	$17,593
04/21	$16,819	$18,523	$18,125
07/21	$16,934	$18,104	$17,442
10/21	$16,199	$18,201	$17,380
01/22	$15,445	$17,424	$16,728
04/22	$14,384	$15,602	$15,278
07/22	$14,095	$14,830	$14,243
10/22	$12,951	$12,931	$12,474
01/23	$14,770	$15,360	$14,957
04/23	$14,365	$14,759	$14,365
07/23	$15,637	$15,841	$15,615
10/23	$13,855	$14,130	$13,860
01/24	$15,103	$14,940	$14,980
04/24	$15,229	$16,089	$16,044
07/24	$15,662	$16,624	$16,820
10/24	$15,662	$17,396	$17,320
01/25	$15,234	$16,901	$16,821
04/25	$16,114	$17,207	$17,123
07/25	$17,415	$19,228	$19,314
10/25	$19,103	$21,569	$21,602

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Investor Class (Incep. February 15, 2012)	21.97%	7.54%	6.69%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	7.43%	7.99%
Morningstar EM Net Return USD Index	24.72%	8.25%	8.01%

Performance Inception Date	Feb. 15, 2012
AssetsNet	$ 3,168,871,071
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 11,476,484
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$3,168,871,071
# of Portfolio Holdings	55
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$11,476,484

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Communications	0.3%
Utilities	1.3%
Real Estate	2.2%
Energy	3.2%
Materials	4.7%
Industrials	8.4%
Health Care	8.9%
Consumer Staples	13.7%
Technology	16.3%
Consumer Discretionary	17.0%
Financials	22.6%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Other	4.9%
Emerging Europe	5.1%
Middle East & Africa	6.1%
Latin America	16.0%
East & South Asia	66.5%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	89.8%
ADR	8.8%
Cash and Other Assets, Less Liabilities	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Accton Technology Corp.	3.3%
Samsung Biologics Co., Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.8%
Richter Gedeon Nyrt	2.8%
Samsung SDI Co., Ltd.	2.6%
Singapore Exchange, Ltd.	2.6%
DBS Group Holdings, Ltd.	2.4%
UPL, Ltd.	2.4%
Total % of Top 10 Holdings	34.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.
C000253515
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Growth and Income Fund
Class Name	RETAIL CLASS
Trading Symbol	SFGRX
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Retail Class	$65	1.17%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Growth and Income Fund’s Retail Class returned 18.37%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Emerging market (EM) stocks surged during this period – as did most stock markets around the world. EM equities’ strong gains were driven by rising corporate profits, technology stocks, and Chinese companies. In absolute terms, the Fund performed well; it underperformed its benchmarks in part because its exposure was not as concentrated in technology holdings. The Fund’s contributions were far more balanced than those of the indices, with gains driven by financial and consumer stocks. Dividends are rising among the Fund’s holdings on pace with, if not eclipsing, the growth in underlying earnings. This trend is reflective of a broader shift towards improved capital management at EM companies.

(1)    Broad-based securities market index

(2)    Additional index

Line Graph [Table Text Block]
	Seafarer Overseas Growth and Income Fund - Retail Class $11,779	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $12,832	Morningstar EM Net Return USD Index $12,663
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,173	$10,791	$10,617
10/31/24	$9,677	$10,350	$10,153
11/30/24	$9,551	$10,046	$9,830
12/31/24	$9,224	$10,005	$9,784
01/31/25	$9,408	$10,055	$9,861
02/28/25	$9,424	$10,082	$9,854
03/31/25	$9,552	$10,161	$9,899
04/30/25	$9,952	$10,237	$10,038
05/31/25	$10,232	$10,667	$10,522
06/30/25	$10,720	$11,225	$11,131
07/31/25	$10,745	$11,439	$11,322
08/31/25	$11,173	$11,808	$11,502
09/30/25	$11,424	$12,482	$12,192
10/31/25	$11,779	$12,832	$12,663

Average Annual Return [Table Text Block]

Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	Since Inception
Seafarer Overseas Growth and Income Fund - Retail Class (Incep. August 30, 2024)	21.72%	15.03%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	23.76%
Morningstar EM Net Return USD Index	24.72%	22.36%

Performance Inception Date	Aug. 30, 2024
AssetsNet	$ 3,168,871,071
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 11,476,484
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$3,168,871,071
# of Portfolio Holdings	55
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$11,476,484

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Communications	0.3%
Utilities	1.3%
Real Estate	2.2%
Energy	3.2%
Materials	4.7%
Industrials	8.4%
Health Care	8.9%
Consumer Staples	13.7%
Technology	16.3%
Consumer Discretionary	17.0%
Financials	22.6%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	1.4%
Other	4.9%
Emerging Europe	5.1%
Middle East & Africa	6.1%
Latin America	16.0%
East & South Asia	66.5%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	89.8%
ADR	8.8%
Cash and Other Assets, Less Liabilities	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Accton Technology Corp.	3.3%
Samsung Biologics Co., Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.8%
Richter Gedeon Nyrt	2.8%
Samsung SDI Co., Ltd.	2.6%
Singapore Exchange, Ltd.	2.6%
DBS Group Holdings, Ltd.	2.4%
UPL, Ltd.	2.4%
Total % of Top 10 Holdings	34.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.
C000167155
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	SIVLX
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Institutional Class	$60	1.05%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Value Fund’s Institutional Class returned 20.89%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Despite lingering uncertainty surrounding U.S. tariffs and trade policy with many emerging market (EM) countries, the aforementioned EM equity indices appreciated throughout this period driven by semiconductor and AI-related stocks in Taiwan, South Korea, and China. While the Fund lacked direct exposure to these market segments, it still delivered strong performance with gains concentrated in two groups: China holdings that benefited from the country’s broader positive sentiment shift, and companies propelled by incremental improvements in their capital allocation with a focus on capital recycling and increasing returns of capital to shareholders through dividends and share buybacks. The latter grouping highlighted the growing corporate sophistication of EM companies that has given rise to the opportunity sets within each of the seven sources of value that the Fund targets.

(1)    Broad-based securities market index

(2)    Additional index

Line Graph [Table Text Block]
	Seafarer Overseas Value Fund - Institutional Class $54,741	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $55,599	Morningstar EM Net Return USD Index $56,007
04/16	$25,000	$25,000	$25,000
07/16	$25,550	$27,258	$27,393
10/16	$25,675	$28,133	$28,309
01/17	$26,977	$28,532	$28,539
04/17	$28,571	$30,853	$30,835
07/17	$30,140	$33,579	$33,431
10/17	$30,976	$35,206	$35,178
01/18	$33,028	$39,489	$39,595
04/18	$31,325	$37,189	$37,182
07/18	$30,566	$35,298	$34,967
10/18	$27,999	$31,140	$31,056
01/19	$29,363	$34,155	$34,427
04/19	$30,904	$35,305	$35,456
07/19	$32,148	$34,505	$34,561
10/19	$32,581	$34,924	$35,109
01/20	$31,451	$36,056	$35,834
04/20	$26,432	$31,543	$31,029
07/20	$27,520	$37,868	$36,718
10/20	$28,998	$38,847	$37,678
01/21	$34,522	$46,699	$45,613
04/21	$37,265	$47,748	$46,993
07/21	$38,169	$46,667	$45,221
10/21	$38,989	$46,918	$45,060
01/22	$38,313	$44,914	$43,370
04/22	$37,640	$40,219	$39,612
07/22	$37,259	$38,228	$36,928
10/22	$34,066	$33,332	$32,341
01/23	$40,370	$39,594	$38,779
04/23	$39,983	$38,046	$37,244
07/23	$42,933	$40,834	$40,485
10/23	$38,285	$36,423	$35,934
01/24	$41,094	$38,512	$38,839
04/24	$43,334	$41,474	$41,596
07/24	$42,199	$42,853	$43,609
10/24	$43,120	$44,842	$44,906
01/25	$41,831	$43,568	$43,613
04/25	$45,282	$44,356	$44,395
07/25	$51,258	$49,564	$50,075
10/25	$54,741	$55,599	$56,007

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Institutional Class (Incep. May 31, 2016)	26.95%	13.55%	8.68%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	7.43%	8.86%
Morningstar EM Net Return USD Index	24.72%	8.25%	8.94%

Performance Inception Date	May 31, 2016
AssetsNet	$ 129,603,842
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 423,205
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$129,603,842
# of Portfolio Holdings	41
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$423,205

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Communications	1.6%
Utilities	4.8%
Real Estate	6.4%
Energy	6.5%
Materials	7.2%
Industrials	9.1%
Consumer Discretionary	17.5%
Consumer Staples	18.5%
Financials	24.8%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Other	4.6%
Middle East & Africa	11.5%
Emerging Europe	12.6%
Latin America	17.4%
East & South Asia	50.2%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	82.6%
ADR	13.6%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	3.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	5.3%
Lion Finance Group PLC	3.7%
Melco International Development, Ltd.	3.6%
Moneta Money Bank AS	3.6%
Hongkong Land Holdings, Ltd.	3.5%
China Foods, Ltd.	3.3%
Samsung SDI Co., Ltd.	3.2%
First Pacific Co., Ltd.	3.2%
DFI Retail Group Holdings, Ltd.	3.1%
Jardine Matheson Holdings, Ltd.	3.1%
Total % of Top 10 Holdings	35.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.
C000167154
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Value Fund
Class Name	INVESTOR CLASS
Trading Symbol	SFVLX
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Investor Class	$66	1.15%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Value Fund’s Investor Class returned 20.84%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Despite lingering uncertainty surrounding U.S. tariffs and trade policy with many emerging market (EM) countries, the aforementioned EM equity indices appreciated throughout this period driven by semiconductor and AI-related stocks in Taiwan, South Korea, and China. While the Fund lacked direct exposure to these market segments, it still delivered strong performance with gains concentrated in two groups: China holdings that benefited from the country’s broader positive sentiment shift, and companies propelled by incremental improvements in their capital allocation with a focus on capital recycling and increasing returns of capital to shareholders through dividends and share buybacks. The latter grouping highlighted the growing corporate sophistication of EM companies that has given rise to the opportunity sets within each of the seven sources of value that the Fund targets.

(1)    Broad-based securities market index

(2)    Additional index

Line Graph [Table Text Block]
	Seafarer Overseas Value Fund - Investor Class $21,683	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $22,239	Morningstar EM Net Return USD Index $22,403
04/16	$10,000	$10,000	$10,000
07/16	$10,210	$10,903	$10,957
10/16	$10,260	$11,253	$11,323
01/17	$10,778	$11,413	$11,416
04/17	$11,415	$12,341	$12,334
07/17	$12,041	$13,431	$13,373
10/17	$12,374	$14,082	$14,071
01/18	$13,195	$15,796	$15,838
04/18	$12,504	$14,876	$14,873
07/18	$12,201	$14,119	$13,987
10/18	$11,175	$12,456	$12,422
01/19	$11,712	$13,662	$13,771
04/19	$12,317	$14,122	$14,182
07/19	$12,824	$13,802	$13,824
10/19	$12,986	$13,970	$14,044
01/20	$12,540	$14,423	$14,334
04/20	$10,526	$12,617	$12,412
07/20	$10,971	$15,147	$14,687
10/20	$11,550	$15,539	$15,071
01/21	$13,744	$18,680	$18,245
04/21	$14,838	$19,099	$18,797
07/21	$15,187	$18,667	$18,088
10/21	$15,503	$18,767	$18,024
01/22	$15,235	$17,966	$17,348
04/22	$14,966	$16,088	$15,845
07/22	$14,803	$15,291	$14,771
10/22	$13,542	$13,333	$12,937
01/23	$16,035	$15,838	$15,512
04/23	$15,881	$15,218	$14,897
07/23	$17,044	$16,333	$16,194
10/23	$15,192	$14,569	$14,374
01/24	$16,313	$15,405	$15,536
04/24	$17,193	$16,590	$16,638
07/24	$16,741	$17,141	$17,444
10/24	$17,095	$17,937	$17,962
01/25	$16,583	$17,427	$17,445
04/25	$17,944	$17,742	$17,758
07/25	$20,309	$19,826	$20,030
10/25	$21,683	$22,239	$22,403

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Investor Class (Incep. May 31, 2016)	26.84%	13.43%	8.56%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	7.43%	8.86%
Morningstar EM Net Return USD Index	24.72%	8.25%	8.94%

Performance Inception Date	May 31, 2016
AssetsNet	$ 129,603,842
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 423,205
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$129,603,842
# of Portfolio Holdings	41
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$423,205

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Communications	1.6%
Utilities	4.8%
Real Estate	6.4%
Energy	6.5%
Materials	7.2%
Industrials	9.1%
Consumer Discretionary	17.5%
Consumer Staples	18.5%
Financials	24.8%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Other	4.6%
Middle East & Africa	11.5%
Emerging Europe	12.6%
Latin America	17.4%
East & South Asia	50.2%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	82.6%
ADR	13.6%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	3.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	5.3%
Lion Finance Group PLC	3.7%
Melco International Development, Ltd.	3.6%
Moneta Money Bank AS	3.6%
Hongkong Land Holdings, Ltd.	3.5%
China Foods, Ltd.	3.3%
Samsung SDI Co., Ltd.	3.2%
First Pacific Co., Ltd.	3.2%
DFI Retail Group Holdings, Ltd.	3.1%
Jardine Matheson Holdings, Ltd.	3.1%
Total % of Top 10 Holdings	35.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.
C000253516
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Value Fund
Class Name	RETAIL CLASS
Trading Symbol	SFVRX
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com/literature. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]
Additional Information Website	www.seafarerfunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Retail Class	$77	1.35%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2025 to October 31, 2025), the Seafarer Overseas Value Fund’s Retail Class returned 20.64%, while the Fund’s benchmark indices, the Bloomberg EM Large, Mid, and Small Cap Net Return USD Index(1) and the Morningstar EM Net Return USD Index(2), returned 25.35% and 26.15%, respectively.

Despite lingering uncertainty surrounding U.S. tariffs and trade policy with many emerging market (EM) countries, the aforementioned EM equity indices appreciated throughout this period driven by semiconductor and AI-related stocks in Taiwan, South Korea, and China. While the Fund lacked direct exposure to these market segments, it still delivered strong performance with gains concentrated in two groups: China holdings that benefited from the country’s broader positive sentiment shift, and companies propelled by incremental improvements in their capital allocation with a focus on capital recycling and increasing returns of capital to shareholders through dividends and share buybacks. The latter grouping highlighted the growing corporate sophistication of EM companies that has given rise to the opportunity sets within each of the seven sources of value that the Fund targets.

(1)    Broad-based securities market index

(2)    Additional index

Line Graph [Table Text Block]
	Seafarer Overseas Value Fund - Retail Class $12,662	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $12,832	Morningstar EM Net Return USD Index $12,663
08/30/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,365	$10,791	$10,617
10/31/24	$10,007	$10,350	$10,153
11/30/24	$9,843	$10,046	$9,830
12/31/24	$9,603	$10,005	$9,784
01/31/25	$9,699	$10,055	$9,861
02/28/25	$9,811	$10,082	$9,854
03/31/25	$10,071	$10,161	$9,899
04/30/25	$10,496	$10,237	$10,038
05/31/25	$11,062	$10,667	$10,522
06/30/25	$11,583	$11,225	$11,131
07/31/25	$11,865	$11,439	$11,322
08/31/25	$12,320	$11,808	$11,502
09/30/25	$12,595	$12,482	$12,192
10/31/25	$12,662	$12,832	$12,663

Average Annual Return [Table Text Block]

Total Returns

Seafarer Overseas Value Fund	1 Year	Since Inception
Seafarer Overseas Value Fund - Retail Class (Incep. August 30, 2024)	26.53%	22.35%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.99%	23.76%
Morningstar EM Net Return USD Index	24.72%	22.36%

Performance Inception Date	Aug. 30, 2024
AssetsNet	$ 129,603,842
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 423,205
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$129,603,842
# of Portfolio Holdings	41
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$423,205

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Communications	1.6%
Utilities	4.8%
Real Estate	6.4%
Energy	6.5%
Materials	7.2%
Industrials	9.1%
Consumer Discretionary	17.5%
Consumer Staples	18.5%
Financials	24.8%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.6%
Other	4.6%
Middle East & Africa	11.5%
Emerging Europe	12.6%
Latin America	17.4%
East & South Asia	50.2%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	82.6%
ADR	13.6%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	3.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Georgia Capital PLC	5.3%
Lion Finance Group PLC	3.7%
Melco International Development, Ltd.	3.6%
Moneta Money Bank AS	3.6%
Hongkong Land Holdings, Ltd.	3.5%
China Foods, Ltd.	3.3%
Samsung SDI Co., Ltd.	3.2%
First Pacific Co., Ltd.	3.2%
DFI Retail Group Holdings, Ltd.	3.1%
Jardine Matheson Holdings, Ltd.	3.1%
Total % of Top 10 Holdings	35.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the period.